Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Statement of Comprehensive Income [Abstract]
Net income/(loss)	$ 1,933	$ (10,254)	$ 10,932
Other comprehensive income/(loss), net of tax:
Foreign currency translation adjustments	246	(1,187)	1,185
Net deferred gains/(losses) on net investment hedges	1	284	(353)
Amounts excluded from the effectiveness assessment of net investment hedges	22	7	0
Net deferred losses/(gains) on net investment hedges reclassified to net income/(loss)	(16)	(7)	0
Net deferred gains/(losses) on cash flow hedges	(10)	99	(113)
Amounts excluded from the effectiveness assessment of cash flow hedges	29	2	0
Net deferred losses/(gains) on cash flow hedges reclassified to net income/(loss)	(41)	(44)	85
Net actuarial gains/(losses) arising during the period	(70)	58	69
Prior service credits/(costs) arising during the period	1	3	17
Net postemployment benefit losses/(gains) reclassified to net income/(loss)	(234)	(118)	(309)
Total other comprehensive income/(loss)	(72)	(903)	581
Total comprehensive income/(loss)	1,861	(11,157)	11,513
Comprehensive income/(loss) attributable to noncontrolling interest	5	(76)	(3)
Comprehensive income/(loss) attributable to common shareholders	$ 1,856	$ (11,081)	$ 11,516